UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Dec 31, 2010
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                -------
This Amendment (Check only one.):
   [  ]  is a restatement.
   [  ]  adds new holdings entries.

Mitsubishi UFJ Securities Holdings Co., Ltd.(MUSHD) is the parent holding company of a number of operating subsidiaries, some of which are or may be institutional investment managers for the purposes of the reporting requirements under section 13(F) of the Securities Exchange Act of 1934(the Act) and the rules promulgated thereunder. MUSHD itself does not directly exercise investment discretion with respect to any section 13(F) securities positions except those included in the FORM 13F INFORMAITON TABLE below.
To the extent that MUSHD'S ownership interest in such operating subsidiaries is deemed the exercise of investment discretion regarding certain of such subsidiaries' managed accounts, the information required by FORM 13F with respect to such accounts is included in the report separatetly filed by each of the operating subsidiaries that are institutional investment managers subject to section 13(F) of the Act.

Institutional Investment Manager Filing this Report:

Name:      Mitsubishi UFJ Securities Holdings Co., Ltd.
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Address:   Marunouchi Bldg., 2-4-1 Marunouchi, Chiyoda-ku,
          ------------------------------------------------
           Tokyo, 100-6334, Japan
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Form 13F File Number: 28- 13570
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:     Shingo Sumimoto
         ---------------------------------------------
Title:    General Manager, Corporate Planning Division
         ---------------------------------------------
Phone:    81-3-6213-5440
         ---------------------------------------------

Signature, Place, and Date of Signing:

/s/ Shingo Sumimoto,   Tokyo, Japan    2 February 2011

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
 28- 13569                 Kokusai Asset Management Co., Ltd.
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                          FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:           1
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Form 13F Information Table Entry Total:     39
                                         ---------
Form 13F Information Table Value Total:    64,266
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                                         (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number      Name
 01    28- 13582                Mitsubishi UFJ Financial Group, Inc.
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                          FORM 13F INFORMATION TABLE
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     COLUM1    COLUM2  COLUM3 COLUM4     COLUM5        COLUM6  COLUM7      COLUM8
-------------- ------- ------ ------ ---------------  -------  ------- ----------------
 NAME OF        TITLE          VALUE   SHRS/  SH/ PUT/ INVSTMT OTHER   VOTING AUTHORITY
 ISSUER       OF CLASS CUSIP (x$1000) PRN AMT PRM CALL DSCRETN MANAGER SOLE SHARED NONE
---------------------------------------------------------------------------------------
ACCENTURE PLC   SHS CLASS A
 IRELAND             G1151C101    65   1,500  SH       DEFINED        1,500   0     0
AK STL HLDG
 CORP           COM  001547108   181  12,800  SH       DEFINED       12,800   0     0
ALCOA INC       COM  013817101   187  15,060  SH       DEFINED       15,060   0     0
APPLE INC       COM  037833100   355   1,220  SH       DEFINED        1,220   0     0
APPLIED MICRO
 CIRCUITS CORP  COM  03822W406   115  11,200  SH       DEFINED       11,200   0     0
BANCO BRADESCO  SP ADR PFD
 S A            NEW  059460303 1,064  50,892  SH       DEFINED       50,892   0     0
BEAZER HOMES
 USA INC        COM  07556Q105    70  16,630  SH       DEFINED       16,630   0     0
CHINA DIGITAL   SPONSORED
 TV HLDG CO LTD ADR  16938G107 5,476 772,320  SH       DEFINED      772,320   0     0
CITIGROUP INC   COM  172967101   125  31,200  SH       DEFINED       31,200   0     0
DEERE & CO      COM  244199105   200   2,800  SH       DEFINED        2,800   0     0
DISCOVER FINL
 SVCS           COM  254709108   192  11,200  SH       DEFINED       11,200   0     0
DOW CHEM CO     COM  260543103   247   8,770  SH       DEFINED        8,770   0     0
FLUOR CORP      COM  343412102   254   5,000  SH       DEFINED        5,000   0     0
FOCUS MEDIA     SPONSORED
 HLDG LTD       ADR  34415V109   309  12,400  SH       DEFINED       12,400   0     0
FREEPORT-MCMORAN
 COPPER&GOLD    COM  35671D857   236   2,700  SH       DEFINED        2,700   0     0
GERDAU S A      SPONSORED
                ADR  373737105   234  16,800  SH       DEFINED       16,800   0     0
GOL LINHAS      SP ADR REP
 AEREAS INTLG   PFD  38045R107   193  12,000  SH       DEFINED       12,000   0     0
GOLDMAN SACHS
 GROUP INC      COM  38141G104    59     400  SH       DEFINED          400   0     0
GOOGLE INC      CL A 38259P508   248     460  SH       DEFINED          460   0     0
INFOSYS         SPONSORED
 TECHNOLOGIES   ADR  456788108    62     900  SH       DEFINED          900   0     0
INTEL CORP      COM  458140100    11     540  SH       DEFINED          540   0     0
JABIL CIRCUIT
 INC            COM  466313103   176  11,920  SH       DEFINED       11,920   0     0
JOY GLOBAL INC  COM  481165108   209   2,900  SH       DEFINED        2,900   0     0
JPMORGAN CHASE
 & CO           COM  46625H100   172   4,400  SH       DEFINED        4,400   0     0
MERCK & CO INC  COM  58933Y105    57   1,500  SH       DEFINED        1,500   0     0
MIZUHO FINL     SPONSORED
 GROUP INC      ADR  60687Y109   147  50,000  SH       DEFINED       50,000   0     0
MOTOROLA INC    COM  620076109   183  20,900  SH       DEFINED       20,900   0     0
NOKIA CORP      SPONSORED
                ADR  654902204   234  22,800  SH       DEFINED       22,800   0     0
NORFOLK SOUTHERN
 CORP           COM  655844108    61   1,000  SH       DEFINED        1,000   0     0
NVIDIA CORP     COM  67066G104   129  10,800  SH       DEFINED       10,800   0     0
PFIZER INC      COM  717081103   180  10,200  SH       DEFINED       10,200   0     0
PHILIP MORRIS
 INTL INC       COM  718172109   258   4,500  SH       DEFINED        4,500   0     0
SONY CORP       ADR
                NEW  835699307   317  10,000  SH       DEFINED       10,000   0     0
SPDR S&P 500    TR UNIT
 ETF TRUST          78462F103 37,500 150,000  SH       DEFINED      150,000   0     0
SPDR S&P 500    CALL
 ETF TRUST          78462F903 12,500  50,000  SH CALL  DEFINED       50,000   0     0
TEXAS INSTRS
 INC            COM  882508104   256   9,200  SH       DEFINED        9,200   0     0
VALE S A        ADR  91912E105 1,704  53,140  SH       DEFINED       53,140   0     0
WEATHERFORD
 INTERNATIONAL  REG  H27013103   181  10,350  SH       DEFINED       10,350   0     0
XEROX CORP      COM  984121103   117  11,000  SH       DEFINED       11,000   0     0
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